4. Debt (Details Narrative) (Notes Payable) - USD ($)	1 Months Ended
	Sep. 30, 2016	Oct. 31, 2015	Aug. 26, 2016	May 24, 2016	Apr. 28, 2016
Debt Details Narrative Notes Payable
Notes payable		$ 350,000
Discount on notes receivable		50,000
Principal amount		$ 400,000
Interest rate		18.00%
Maturity date		Mar. 31, 2016
Agreement amount					$ 377,142
Net agreement amount					480,000
Forbearance fee payable to each holder of note payable					5,000
Percentage of conversion right	75.00%
Number of business days for conversion right	12 days
Outstanding principal amount including interest, forbearance fees, liquidated damages and expenses	$ 458,571				$ 382,142
Original amount	$ 314,285
Third party payment				$ 104,801
Outstanding principal amount			$ 60,751